ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE INCOME.
ACCUMULATED OTHER COMPREHENSIVE INCOME

27.   ACCUMULATED OTHER COMPREHENSIVE INCOME

RMB
Balance as of January 1 , 2018	12,333
Foreign currency translation adjustments, net of tax of nil	111,590
Balance as of December 31, 2018	123,923
Foreign currency translation adjustments, net of tax of nil	39,273
Balance as of December 31, 2019	163,196
Foreign currency translation adjustments, net of tax of nil	(11,519)
Balance as of December 31, 2020	151,677
Balance as of December 31, 2020 (US$)	23,246

There have been no reclassifications out of accumulated other comprehensive income to net loss for all the periods presented.